Portfolio of Investments
Columbia Select Mid Cap Value Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 8.4%
Hotels, Restaurants & Leisure 2.9%
Royal Caribbean Cruises Ltd.	369,020	44,289,780
Internet & Direct Marketing Retail 1.4%
Expedia Group, Inc.	211,031	21,453,412
Multiline Retail 2.2%
Dollar Tree, Inc.(a)	379,325	34,693,065
Textiles, Apparel & Luxury Goods 1.9%
Ralph Lauren Corp.	278,316	29,874,439
Total Consumer Discretionary		130,310,696
Consumer Staples 6.6%
Food & Staples Retailing 3.8%
Kroger Co. (The)	1,217,285	33,280,572
U.S. Foods Holding Corp.(a)	666,815	26,519,233
Total		59,799,805
Food Products 2.8%
Tyson Foods, Inc., Class A	476,525	42,834,832
Total Consumer Staples		102,634,637
Energy 5.8%
Energy Equipment & Services 1.2%
TechnipFMC PLC	946,005	17,822,734
Oil, Gas & Consumable Fuels 4.6%
Marathon Petroleum Corp.	416,075	25,230,788
Noble Energy, Inc.	1,124,265	23,339,741
WPX Energy, Inc.(a)	2,386,285	23,481,045
Total		72,051,574
Total Energy		89,874,308
Financials 18.5%
Banks 5.6%
Popular, Inc.	569,310	31,488,536
Regions Financial Corp.	2,249,515	37,431,929
SVB Financial Group(a)	80,375	18,625,299
Total		87,545,764
Capital Markets 2.4%
Northern Trust Corp.	350,300	37,566,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 2.5%
Voya Financial, Inc.	668,625	38,967,465
Insurance 8.0%
Hanover Insurance Group, Inc. (The)	225,000	30,584,250
Hartford Financial Services Group, Inc. (The)	295,563	18,283,527
Lincoln National Corp.	686,715	40,550,521
Reinsurance Group of America, Inc.	215,000	35,573,900
Total		124,992,198
Total Financials		289,071,599
Health Care 8.2%
Health Care Equipment & Supplies 2.6%
Zimmer Biomet Holdings, Inc.	276,665	40,193,891
Health Care Providers & Services 3.7%
Quest Diagnostics, Inc.	257,160	27,400,398
WellCare Health Plans, Inc.(a)	94,250	30,355,098
Total		57,755,496
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	374,885	30,279,461
Total Health Care		128,228,848
Industrials 11.5%
Aerospace & Defense 2.5%
L3 Harris Technologies, Inc.	195,778	39,368,998
Electrical Equipment 2.9%
AMETEK, Inc.	453,605	44,911,431
Machinery 2.4%
Ingersoll-Rand PLC	282,208	37,000,291
Road & Rail 2.6%
Norfolk Southern Corp.	207,795	40,208,332
Trading Companies & Distributors 1.1%
United Rentals, Inc.(a)	115,000	17,600,750
Total Industrials		179,089,802
Information Technology 8.8%
Communications Equipment 2.1%
Motorola Solutions, Inc.	192,335	32,177,646
Columbia Select Mid Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	822,000	23,870,880
IT Services 0.8%
DXC Technology Co.	343,165	12,810,349
Semiconductors & Semiconductor Equipment 4.4%
Marvell Technology Group Ltd.	992,100	26,161,677
ON Semiconductor Corp.(a)	800,000	17,176,000
Teradyne, Inc.	406,675	25,453,788
Total		68,791,465
Total Information Technology		137,650,340
Materials 7.8%
Chemicals 5.6%
Eastman Chemical Co.	446,875	35,021,594
FMC Corp.	529,230	51,843,371
Total		86,864,965
Metals & Mining 2.2%
Freeport-McMoRan, Inc.	3,021,295	34,382,337
Total Materials		121,247,302
Real Estate 10.3%
Equity Real Estate Investment Trusts (REITS) 10.3%
First Industrial Realty Trust, Inc.	950,000	40,451,000
Gaming and Leisure Properties, Inc.	953,775	40,249,305
SL Green Realty Corp.	453,275	38,677,956
Welltower, Inc.	495,190	41,878,218
Total		161,256,479
Total Real Estate		161,256,479
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 12.7%
Electric Utilities 4.4%
Edison International	471,315	32,567,866
Pinnacle West Capital Corp.	412,600	36,057,114
Total		68,624,980
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	2,260,350	42,743,219
Multi-Utilities 5.6%
Ameren Corp.	562,550	41,814,342
CMS Energy Corp.	745,275	45,685,357
Total		87,499,699
Total Utilities		198,867,898
Total Common Stocks (Cost $1,300,719,775)		1,538,231,909

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	20,179,928	20,179,928
Total Money Market Funds (Cost $20,178,217)		20,179,928
Total Investments in Securities (Cost: $1,320,897,992)		1,558,411,837
Other Assets & Liabilities, Net		1,833,627
Net Assets		1,560,245,464

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	28,820,048	133,146,935	(141,787,055)	20,179,928	569	1,711	298,759	20,179,928
2	Columbia Select Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Mid Cap Value Fund | Quarterly Report 2019	3